Fresh Start Reporting - Change in Fair Value Of Property, Plant and Equipment (Detail) - Successor $ in Millions	Oct. 03, 2016 USD ($)
Property, Plant and Equipment, Adjustment
Generation plants and mining assets	$ (6,057)
Land	140
Nuclear Fuel	(23)
Other equipment	(30)
Total	(5,970)
Changes Measurement [Member]
Property, Plant and Equipment, Adjustment
Property, Plant and Equipment, Fair Value	4,442
Building and Building Improvements [Member] | Changes Measurement [Member]
Property, Plant and Equipment, Adjustment
Property, Plant and Equipment, Fair Value	3,698
Land [Member] | Changes Measurement [Member]
Property, Plant and Equipment, Adjustment
Property, Plant and Equipment, Fair Value	490
Nuclear Fuel [Member] | Changes Measurement [Member]
Property, Plant and Equipment, Adjustment
Property, Plant and Equipment, Fair Value	157
Property, Plant and Equipment, Other Types [Member] | Changes Measurement [Member]
Property, Plant and Equipment, Adjustment
Property, Plant and Equipment, Fair Value	$ 97